Share-Based Compensation (Details 1) - ₪ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-Based Compensation [Abstract]
Number of options, Outstanding at beginning of year	5,979,973	5,764,866
Number of options, Options exercised for shares	(696,980)
Number of options, Options forfeited	(166,667)	(2,054,396)
Number of options, Option Expired	(726,512)	(337,000)
Number of options, Granted	6,362,854	2,606,503
Number of options, Outstanding at end of year	10,752,668	5,979,973
Weighted Average Exercise price, Outstanding at beginning of year	₪ 1.25	₪ 1.37
Weighted Average Exercise price, Options exercised for shares	1.16
Weighted Average Exercise price, Options forfeited	0.63	1.43
Weighted Average Exercise price, Option Expired	1.69	1.42
Weighted Average Exercise price, Granted	1.16	1.14
Weighted Average Exercise price, Outstanding at end of year	₪ 1.18	₪ 1.25